PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common Class A
Common stock, par value	$ 0.50
Common stock, authorized	400,000,000	400,000,000
Common stock, issued	66,780,612	67,416,046
Common stock, outstanding	66,780,612	67,416,046
Common Class B
Common stock, par value	$ 0.50
Common stock, authorized	100,000,000	100,000,000
Common stock, issued	34,762,909	34,762,909
Common stock, outstanding	34,762,909	34,762,909
Parent Company | Common Class A
Common stock, par value	$ 0.50	$ 0.50
Common stock, authorized	400,000,000	400,000,000
Common stock, issued	67,416,046	66,780,612
Common stock, outstanding	67,416,046	66,780,612
Parent Company | Common Class B
Common stock, par value	$ 0.50	$ 0.50
Common stock, authorized	100,000,000	100,000,000
Common stock, issued	34,762,909	34,762,909
Common stock, outstanding	34,762,909	34,762,909